Financial Assets & Liabilities - Not Measured at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Long-Term Debt
Long-term debt	$ 54,355	$ 54,102
Fair value of long-term debt	$ 61,598	$ 58,431